Unsecured Senior Notes - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jul. 02, 2025	Jul. 31, 2020	May 31, 2024
Debt Instrument [Line Items]
Debt instrument frequency of periodic payment		semiannually
Debt Instrument payment terms		interest payable semiannually in arrears on January 2 and July 2 of each calendar year, commencing on January 2, 2021 and due on July 2, 2025.
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument Principal amount		$ 300,000
Interest rate		2.125%
Proceeds from issue of unsecured senior notes		$ 299,181
Debt issuance costs net		$ 2,098
Debt instrument repurchased total principal amount			$ 250
Repurchase price			240
Repurchase gain			$ 13
Debt instrument redemption consideration paid	$ 14,400